EATON VANCE GROWTH TRUST

Two International Place

Boston, MA 02110

Telephone: (617) 482-8260

CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Growth Trust (the “Registrant”) (1933 Act File No. 2-22019) certifies (a) that the form of prospectus dated July 1, 2021 used with respect to the following series of the Registrant, does not differ from that contained in Post-Effective Amendment No. 238 (“Amendment No. 238”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 238 was filed electronically with the U.S. Securities and Exchange Commission (Accession No. 0000350797-21-000047) on June 24, 2021:

Eaton Vance Focused Growth Opportunities Fund

Eaton Vance Focused Value Opportunities Fund

EATON VANCE GROWTH TRUST

By: /s/ Deidre E. Walsh

     Deidre E. Walsh, Esq.

     Vice President

Date: July 1, 2021